NOTE 14: EQUITY (Details - Share options outstanding and exercisable)	12 Months Ended
	Dec. 31, 2018 Decimal $ / shares	Dec. 31, 2017 Decimal	Dec. 31, 2016 Decimal	Dec. 31, 2015 Decimal
Statement Line Items [Line Items]
Number of options outstanding | Decimal	7,600,000	3,300,000	1,250,000	0
Weighted average exercise price (C$)	$ 0.25
Weighted average life of options (years)	3 years 10 months 6 days
Number of options exercisable | Decimal	5,650,000
Weighted average exercise price (C$)	$ 0.3
Weighted average life of options (years)	4 years
Share options
Statement Line Items [Line Items]
Exercise price (C$)	$ 0.1
Number of options outstanding | Decimal	3,300,000
Weighted average exercise price (C$)	$ 0.1
Weighted average life of options (years)	2 years 6 months 18 days
Number of options exercisable | Decimal	1,600,000
Weighted average exercise price (C$)	$ 0.1
Weighted average life of options (years)	2 years 11 months 12 days
Share options One [member]
Statement Line Items [Line Items]
Exercise price (C$)	$ 0.26
Number of options outstanding | Decimal	450,000
Weighted average exercise price (C$)	$ 0.26
Weighted average life of options (years)	4 years 9 months 18 days
Number of options exercisable | Decimal	200,000
Weighted average exercise price (C$)	$ 0.26
Weighted average life of options (years)	4 years 9 months 18 days
Share options Two [member]
Statement Line Items [Line Items]
Exercise price (C$)	$ 0.38
Number of options outstanding | Decimal	3,850,000
Weighted average exercise price (C$)	$ 0.38
Weighted average life of options (years)	4 years 4 months 24 days
Number of options exercisable | Decimal	3,850,000
Weighted average exercise price (C$)	$ 0.38
Weighted average life of options (years)	4 years 4 months 24 days